Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2018	Oct. 31, 2017
Financial assets
Interest-bearing deposits with banks	$ 36,471	$ 32,662
Trading
Trading securities	128,258	127,657
Investment securitites	94,608	90,722
Assets purchased under reverse repurchase agreements and securities borrowed	294,602	220,977
Loans	576,818	542,617
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(22,016)	(89,347)
Derivatives	94,039	95,023
Deposits
Personal	270,154	260,213
Business and government	534,371	505,665
Bank	32,521	23,757
Other
Obligations related to securities sold short	32,247	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	206,814	143,084
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(21,967)	(89,539)
Total derivatives	90,238	92,127
Level 3 [member]
Derivatives
Financial assets	2,967	3,603
Derivatives
Financial liabilities	1,596	1,867
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(583)	(67,826)
Financial assets	(583)	(67,826)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(583)	(67,704)
Financial liabilities	(583)	(67,704)
Total gross fair value [member]
Financial assets
Interest-bearing deposits with banks	20,274	20,752
Trading
Trading securities	128,258	127,657
Investment securitites	48,499	75,777
Assets purchased under reverse repurchase agreements and securities borrowed	219,108	138,979
Loans	9,480	4,235
Derivatives
Total gross derivatives, assets	94,622	162,849
Other assets	1,373	1,213
Financial assets	521,614	531,462
Deposits
Personal	14,752	13,978
Business and government	103,435	94,509
Bank	7,072	2,072
Other
Obligations related to securities sold short	32,247	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	201,839	133,947
Derivatives
Total gross derivatives, liabilities	90,821	159,831
Other liabilities	(1,416)	(1,132)
Financial liabilities	448,750	433,213
Total gross fair value [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	30,346	101,600
Total gross fair value [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	41,868	40,539
Total gross fair value [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	94	258
Total gross fair value [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	18,479	17,366
Total gross fair value [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	34	68
Total gross fair value [member] | Canadian government debt, Federal [member]
Trading
Trading securities	14,573	17,303
Investment securitites	238	1,601
Total gross fair value [member] | Canadian government debt, Provincial and municipal [member]
Trading
Trading securities	11,350	11,422
Investment securitites	1,554	2,503
Total gross fair value [member] | U.S. state, municipal and agencies debt [member]
Trading
Trading securities	33,164	30,860
Investment securitites	18,136	29,515
Total gross fair value [member] | Other OECD government debt [member]
Trading
Trading securities	10,169	11,354
Investment securitites	1,470	9,152
Total gross fair value [member] | Mortgage-backed securities [member]
Trading
Trading securities	1,001	1,298
Investment securitites	2,174	934
Total gross fair value [member] | Asset-backed securities, Non-CDO securities [member]
Trading
Trading securities	1,133	732
Investment securitites	863	2,874
Total gross fair value [member] | Corporate debt and other debt [member]
Trading
Trading securities	22,326	21,736
Investment securitites	17,419	24,459
Total gross fair value [member] | Trading Equity Securities [member]
Trading
Trading securities	34,542	32,952
Investment securitites	382	1,088
Total gross fair value [member] | Asset-backed securities, CDO [member]
Trading
Investment securitites	6,239	3,623
Total gross fair value [member] | Loan substitute securities [member]
Trading
Investment securitites	24	28
Total gross fair value [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	34,085	106,525
Total gross fair value [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	43,306	42,934
Total gross fair value [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	38	157
Total gross fair value [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	17,818	13,958
Total gross fair value [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(625)	(725)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	42,410	41,260
Investment securitites	42	1,303
Derivatives
Total gross derivatives, assets	5,869	3,510
Other assets	1,020	966
Financial assets	49,341	47,039
Other
Obligations related to securities sold short	17,732	12,407
Derivatives
Total gross derivatives, liabilities	4,369	3,417
Other liabilities	170	130
Financial liabilities	22,271	15,954
Total gross fair value [member] | Level 1 [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	4,369	3,417
Total gross fair value [member] | Level 1 [member] | Canadian government debt, Federal [member]
Trading
Trading securities	8,342	9,374
Investment securitites		477
Total gross fair value [member] | Level 1 [member] | U.S. state, municipal and agencies debt [member]
Trading
Trading securities	2,068	1,226
Investment securitites		8
Total gross fair value [member] | Level 1 [member] | Other OECD government debt [member]
Trading
Trading securities	1,151	934
Investment securitites		479
Total gross fair value [member] | Level 1 [member] | Corporate debt and other debt [member]
Trading
Trading securities	2	52
Total gross fair value [member] | Level 1 [member] | Trading Equity Securities [member]
Trading
Trading securities	30,847	29,674
Investment securitites	42	339
Total gross fair value [member] | Level 1 [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	1
Total gross fair value [member] | Level 1 [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	5,868	3,510
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	20,274	20,752
Trading
Trading securities	84,503	85,943
Investment securitites	48,028	72,251
Assets purchased under reverse repurchase agreements and securities borrowed	219,108	138,979
Loans	8,929	4,056
Derivatives
Total gross derivatives, assets	88,176	158,592
Other assets	288	247
Financial assets	469,306	480,820
Deposits
Personal	14,362	13,513
Business and government	103,440	94,509
Bank	7,072	2,072
Other
Obligations related to securities sold short	14,515	17,601
Obligations related to assets sold under repurchase agreements and securities loaned	201,839	133,947
Derivatives
Total gross derivatives, liabilities	85,309	155,036
Other liabilities	(1,654)	(1,286)
Financial liabilities	424,883	415,392
Total gross fair value [member] | Level 2 [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	29,620	100,765
Total gross fair value [member] | Level 2 [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	41,836	40,497
Total gross fair value [member] | Level 2 [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	94	258
Total gross fair value [member] | Level 2 [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	13,730	13,461
Total gross fair value [member] | Level 2 [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	29	55
Total gross fair value [member] | Level 2 [member] | Canadian government debt, Federal [member]
Trading
Trading securities	6,231	7,929
Investment securitites	238	1,124
Total gross fair value [member] | Level 2 [member] | Canadian government debt, Provincial and municipal [member]
Trading
Trading securities	11,350	11,422
Investment securitites	1,554	2,503
Total gross fair value [member] | Level 2 [member] | U.S. state, municipal and agencies debt [member]
Trading
Trading securities	31,030	29,634
Investment securitites	18,136	28,999
Total gross fair value [member] | Level 2 [member] | Other OECD government debt [member]
Trading
Trading securities	9,018	10,420
Investment securitites	1,470	8,673
Total gross fair value [member] | Level 2 [member] | Mortgage-backed securities [member]
Trading
Trading securities	1,001	1,298
Investment securitites	2,174	934
Total gross fair value [member] | Level 2 [member] | Asset-backed securities, Non-CDO securities [member]
Trading
Trading securities	1,023	732
Investment securitites	863	2,671
Total gross fair value [member] | Level 2 [member] | Corporate debt and other debt [member]
Trading
Trading securities	22,303	21,655
Investment securitites	17,227	23,662
Total gross fair value [member] | Level 2 [member] | Trading Equity Securities [member]
Trading
Trading securities	2,547	2,853
Investment securitites	103	38
Total gross fair value [member] | Level 2 [member] | Asset-backed securities, CDO [member]
Trading
Investment securitites	6,239	3,623
Total gross fair value [member] | Level 2 [member] | Loan substitute securities [member]
Trading
Investment securitites	24	24
Total gross fair value [member] | Level 2 [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	33,862	106,145
Total gross fair value [member] | Level 2 [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	43,253	42,871
Total gross fair value [member] | Level 2 [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	38	157
Total gross fair value [member] | Level 2 [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	11,654	10,141
Total gross fair value [member] | Level 2 [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(631)	(722)
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	1,345	454
Investment securitites	429	2,223
Loans	551	179
Derivatives
Total gross derivatives, assets	577	747
Other assets	65
Financial assets	2,967	3,603
Deposits
Personal	390	465
Business and government	(5)
Derivatives
Total gross derivatives, liabilities	1,143	1,378
Other liabilities	68	24
Financial liabilities	1,596	1,867
Total gross fair value [member] | Level 3 [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	726	835
Total gross fair value [member] | Level 3 [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	32	42
Total gross fair value [member] | Level 3 [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	380	488
Total gross fair value [member] | Level 3 [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	5	13
Total gross fair value [member] | Level 3 [member] | U.S. state, municipal and agencies debt [member]
Trading
Trading securities	66
Investment securitites		508
Total gross fair value [member] | Level 3 [member] | Asset-backed securities, Non-CDO securities [member]
Trading
Trading securities	110
Investment securitites		203
Total gross fair value [member] | Level 3 [member] | Corporate debt and other debt [member]
Trading
Trading securities	21	29
Investment securitites	192	797
Total gross fair value [member] | Level 3 [member] | Trading Equity Securities [member]
Trading
Trading securities	1,148	425
Investment securitites	237	711
Total gross fair value [member] | Level 3 [member] | Loan substitute securities [member]
Trading
Investment securitites		4
Total gross fair value [member] | Level 3 [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	222	380
Total gross fair value [member] | Level 3 [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	53	63
Total gross fair value [member] | Level 3 [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	296	307
Total gross fair value [member] | Level 3 [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	6	(3)
Recurring [member]
Financial assets
Interest-bearing deposits with banks	20,274	20,752
Trading
Trading securities	128,258	127,657
Investment securitites	48,499	75,777
Assets purchased under reverse repurchase agreements and securities borrowed	219,108	138,979
Loans	9,480	4,235
Derivatives
Total gross derivatives, assets	94,622	162,849
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(583)	(67,826)
Derivatives	94,039	95,023
Other assets	1,373	1,213
Financial assets	521,031	463,636
Deposits
Personal	14,752	13,978
Business and government	103,435	94,509
Bank	7,072	2,072
Other
Obligations related to securities sold short	32,247	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	201,839	133,947
Derivatives
Total gross derivatives, liabilities	90,821	159,831
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(583)	(67,704)
Total derivatives	90,238	92,127
Other liabilities	(1,416)	(1,132)
Financial liabilities	448,167	365,509
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	30,346	101,600
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	41,868	40,539
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	94	258
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	18,479	17,366
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	34	68
Recurring [member] | Canadian government debt, Federal [member]
Trading
Trading securities	14,573	17,303
Investment securitites	238	1,601
Recurring [member] | Canadian government debt, Provincial and municipal [member]
Trading
Trading securities	11,350	11,422
Investment securitites	1,554	2,503
Recurring [member] | U.S. state, municipal and agencies debt [member]
Trading
Trading securities	33,164	30,860
Investment securitites	18,136	29,515
Recurring [member] | Other OECD government debt [member]
Trading
Trading securities	10,169	11,354
Investment securitites	1,470	9,152
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	1,001	1,298
Investment securitites	2,174	934
Recurring [member] | Asset-backed securities, Non-CDO securities [member]
Trading
Trading securities	1,133	732
Investment securitites	863	2,874
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	22,326	21,736
Investment securitites	17,419	24,459
Recurring [member] | Trading Equity Securities [member]
Trading
Trading securities	34,542	32,952
Investment securitites	382	1,088
Recurring [member] | Asset-backed securities, CDO [member]
Trading
Investment securitites	6,239	3,623
Recurring [member] | Loan substitute securities [member]
Trading
Investment securitites	24	28
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	34,085	106,525
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	43,306	42,934
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	38	157
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	17,818	13,958
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	$ (625)	$ (725)